Dividends - Dividends Yield Ratios (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Dividends [abstract]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Dividend per share	₩ 3,540	₩ 3,320	₩ 3,295
Closing price at year-end	₩ 50,100	₩ 47,400	₩ 57,900
Dividend yield ratio	7.07%	7.00%	5.69%